Share-Based Compensation - Allocation of compensation expenses and related tax effects from the RSUs granted to employees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Income tax benefit	$ (2,435)	$ (5,028)	$ 41,098
Restricted share units
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Total compensation	12,239	12,063	20,000
Income tax benefit	2,605	2,545	4,201
Restricted share units | Cost of revenues
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Total compensation	167	153	472
Restricted share units | Research and development
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Total compensation	9,751	9,353	15,097
Restricted share units | General and administrative
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Total compensation	891	1,108	1,934
Restricted share units | Sales and marketing
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Total compensation	$ 1,430	$ 1,449	$ 2,497